Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2025	2024

Accrued liability for employee benefits:
Defined benefit pension plans [1]	1 635	1 571

Other long-term employee benefits and deferred compensation	692	591

Other post-employment benefits [1]	237	311

Environmental remediation provisions	534	486

Provisions for product liabilities, governmental investigations and other legal matters	78	75

Contingent consideration [2]	452	527

Other non-current liabilities	505	514

Total provisions and other non-current liabilities	4 133	4 075

[1] Note 24 provides additional disclosures related to post-employment benefits.
[2] Note 28 provides additional disclosures related to contingent consideration.

Environmental remediation provisions [table text block]
(USD millions)	2025	2024	2023

January 1	498	538	588

Provisions related to discontinued operations [1]			-53

Cash payments	-9	-4	-4

Releases of provisions	-3	- 32	-54

Additions to provisions		30	14

Currency translation effects	67	-34	47

December 31	553	498	538

Less current provision	-19	-12	-20

Non-current environmental remediation provisions at December 31	534	486	518

[1] Represents the environmental remediation provision at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

Environmental remediation provisions, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	54

Due later than two years, but within five years	205

Due later than five years, but within 10 years	221

Due after 10 years	73

Total environmental remediation provisions	553

Product liability governmental investigations other legal matters provision movements [table text block]
(USD millions)	2025	2024	2023

January 1	164	124	702

Provisions related to discontinued operations [1]			-97

Cash payments	-526	-102	-448

Releases of provisions	-13	-12	-219

Additions to provisions	517	160	170

Currency translation effects	5	-6	16

December 31	147	164	124

Less current portion	-69	-89	-42

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	78	75	82

[1] Represents the provisions for product liability, governmental investigations and other legal matters at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.